Property and Equipment	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 6. Property and Equipment

For the years ended December 31, 2016 and 2015 and the three-month period ended March 31, 2017, the changes in cost of property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Total
January 1, 2015	$17,170	$-	$17,170
Addition	75,115	3,393	78,508
December 31, 2015	92,285	3,393	95,678
Addition	33,239	-	33,239
December 31, 2016	125,524	3,393	128,917
Addition	-	-	-
March 31, 2017 (Unaudited)	$125,524	$3,393	$128,917

As December 31, 2016 and March 31, 2017, construction in progress of $3,660,000 is the payment for the construction of ground station equipment relating to satellite communication system and in-flight system for the Company’s internal use. As of March 31, 2017, the projects were still in progress.

For the years ended December 31, 2016 and 2015 and three-month period ended March 31, 2017, the changes in accumulated depreciation for property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Total
January 1, 2015	$421	$-	$421
Addition	11,661	283	11,944
December 31, 2015	12,082	283	12,365
Addition	30,781	679	31,460
December 31, 2016	42,863	962	43,825
Addition	6,037	169	6,206
March 31, 2017 (Unaudited)	$48,900	$1,131	$50,031